Business Combinations - Schedule Of recognised amounts of assets acquired and liabilities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [abstract]
Property, plant and equipment	$ 32
Right-of-use assets	35
Intangible assets	69
Merchandise inventories	50
Trade and other receivables	10
Cash and cash equivalents	16
Loans and borrowings	(18)
Deferred tax liabilities	(21)
Lease liabilities	(37)
Trade payables and other liabilities	(51)
Identifiable net assets acquired	85
Less: Non-controlling interest proportionate share of identifiable net assets	(21)
Goodwill on acquisition	163
Purchase consideration	$ 227